Securitizations and Variable Interest Entities - Carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2017	Mar. 31, 2017
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 3,964	¥ 4,496
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	4,026	4,557
Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	55	65
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	55	65
Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	110	109
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	110	109
CMBS and RMBS [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	3,169	3,754
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,169	3,754
Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	210	146
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	210	146
Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets		0
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs		2
Private equity investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	17	24
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	17	24
Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	385	388
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	385	388
Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	18	10
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	18	10
Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 62	¥ 59